Share-Based Payments - Summary of Performance Rights (Details)				12 Months Ended
		Jan. 28, 2022 shares	Nov. 30, 2021 shares	Jun. 30, 2022 AUD ($) shares $ / shares	Jun. 30, 2021 AUD ($) shares	Jun. 30, 2020 AUD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number				4,676,946	3,500,000
Expense recognized | $				$ 20,190,538	$ 5,948,532	$ 7,558,953
Performance Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number				5,344,777
Expense recognized | $				$ 15,034,334
Performance Rights | Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number			800,000
Performance Rights | Key Management Personnel | Rashda Buttar
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number		255,238
Performance Rights | Key Management Personnel | Rashda Buttar | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Oct. 06, 2021
Number				150,000
Vesting date, tranche one				Apr. 22, 2022
Vesting date, tranche two				Apr. 22, 2023
Vesting date, tranche three				Apr. 22, 2024
Vesting date, tranche four				Apr. 22, 2025
Fair value | $ / shares				$ 4.92
Expiry date, term				Cessation of employment
Expense recognized | $				$ 363,094
Performance Rights | Key Management Personnel | Rashda Buttar | Grant Date, Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Jan. 28, 2022
Number				255,238
Vesting date				Jun. 30, 2024
Fair value | $ / shares				$ 7.21
Expiry date, term				Cessation of employment
Expense recognized | $				$ 318,508
Performance Rights | Key Management Personnel | Anthony Bellas
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Nov. 30, 2021
Number				200,000
Vesting date				Nov. 30, 2021
Fair value | $ / shares				$ 11.95
Expiry date				Jun. 30, 2022
Expense recognized | $				$ 2,390,000
Performance Rights | Key Management Personnel | Robert Natter
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Nov. 30, 2021
Number				200,000
Vesting date				Nov. 30, 2021
Fair value | $ / shares				$ 11.95
Expiry date				Jun. 30, 2022
Expense recognized | $				$ 2,390,000
Performance Rights | Key Management Personnel | Nick Liveris
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting date				Nov. 30, 2021
Performance Rights | Key Management Personnel | Nick Liveris | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Nov. 30, 2021
Number				200,000
Vesting date				Nov. 30, 2021
Fair value | $ / shares				$ 11.95
Expiry date				Jun. 30, 2022
Expense recognized | $				$ 2,390,000
Performance Rights | Key Management Personnel | Nick Liveris | Grant Date, Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Jan. 28, 2022		Jan. 28, 2022
Number		667,831		667,831
Vesting date				Jun. 30, 2024
Fair value | $ / shares	[1]			$ 2.28
Expiry date, term				Cessation of employment
Expense recognized | $				$ 263,536
Performance Rights | Key Management Personnel | Chris Burns
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting date				Nov. 30, 2021
Performance Rights | Key Management Personnel | Chris Burns | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Nov. 30, 2021
Number				200,000
Vesting date				Nov. 30, 2021
Fair value | $ / shares				$ 11.95
Expiry date				Jun. 30, 2022
Expense recognized | $				$ 2,390,000
Performance Rights | Key Management Personnel | Chris Burns | Grant Date, Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Jan. 28, 2022
Number				1,412,000
Vesting date				Jun. 30, 2024
Fair value | $ / shares				$ 7.21
Expiry date, term				Cessation of employment
Expense recognized | $				$ 1,762,013
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting date				Dec. 11, 2021
Vesting date, term				4 equal annual tranches commencing on the anniversary of employment
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Jul. 01, 2021
Number				1,000,000
Vesting date, tranche one				Jun. 30, 2022
Vesting date, tranche two				Jun. 30, 2023
Vesting date, tranche three				Jun. 30, 2024
Vesting date, tranche four				Jun. 30, 2025
Fair value | $ / shares				$ 2.32
Expiry date, term				Cessation of employment
Expense recognized | $				$ 1,208,731
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Oct. 06, 2021
Number				220,000
Fair value | $ / shares				$ 4.92
Expiry date, term				Cessation of employment
Expense recognized | $				$ 327,301
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Dec. 02, 2021
Number				100,000
Fair value | $ / shares				$ 12.15
Expiry date, term				Cessation of employment
Expense recognized | $				$ 540,801
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Dec. 20, 2021
Number				15,589
Fair value | $ / shares				$ 8.88
Expiry date, term				Cessation of employment
Expense recognized | $				$ 37,916
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Oct. 06, 2021
Number				500,000
Fair value | $ / shares				$ 4.92
Expiry date, term				Cessation of employment
Expense recognized | $				$ 614,522
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Feb. 14, 2022
Number				20,000
Fair value | $ / shares				$ 5.81
Expiry date, term				Cessation of employment
Expense recognized | $				$ 20,226
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Feb. 24, 2022
Number				6,009
Fair value | $ / shares				$ 4.82
Expiry date, term				Cessation of employment
Expense recognized | $				$ 5,095
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Apr. 12, 2022
Number				42,317
Fair value | $ / shares				$ 5.90
Expiry date, term				Cessation of employment
Expense recognized | $				$ 5,408
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Apr. 20, 2022
Number				11,359
Fair value | $ / shares				$ 6.01
Expiry date, term				Cessation of employment
Expense recognized | $				$ 876
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				May 02, 2022
Number				17,430
Fair value | $ / shares				$ 5.01
Expiry date, term				Cessation of employment
Expense recognized | $				$ 1,245
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				May 23, 2022
Number				53,200
Fair value | $ / shares				$ 3.93
Expiry date, term				Cessation of employment
Expense recognized | $				$ 3,046
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				May 28, 2022
Number				10,853
Fair value | $ / shares				$ 3.73
Expiry date, term				Cessation of employment
Expense recognized | $				$ 577
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Jun. 06, 2022
Number				11,400
Fair value | $ / shares				$ 3.51
Expiry date, term				Cessation of employment
Expense recognized | $				$ 114
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Jun. 15, 2022
Number				40,698
Fair value | $ / shares				$ 2.47
Expiry date, term				Cessation of employment
Expense recognized | $				$ 1,290
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Jun. 22, 2022
Number				10,853
Fair value | $ / shares				$ 2.27
Expiry date, term				Cessation of employment
Expense recognized | $				$ 35

[1]	On January 28, 2022 667,831 performance rights were awarded to Nick Liveris. These performance rights are subject to shareholder approval which will be sought at the 2022 Annual General Meeting of shareholders and have not been formerly granted at June 30, 2022. The fair value per performance right represents an estimate at June 30, 2022 of the grant date fair value of the performance rights.